Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of property and equipment
	September 30, 2021	December 31, 2020
Furniture and equipment	$1,007	$1,062
Leasehold improvements	2	23
	1,009	1,085
Less: accumulated depreciation and amortization	(686)	(562)
	$323	$523

	2020	2019
Furniture and equipment	$1,062	$1,199
Leasehold improvements	23	40
	1,085	1,239
Less: accumulated depreciation and amortization	(562)	(339)
	$523	$900